Share-Based Compensation (Details) - Schedule of Restricted Shares Units Activity - Restricted Shares Units [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation (Details) - Schedule of Restricted Shares Units Activity [Line Items]
Number of restricted shares, beginning balance | shares	107,768
Weighted average grant date fair value, beginning balance | $ / shares	$ 6.49
Number of restricted shares, Granted | shares	205,458
Weighted average grant date fair value, Granted | $ / shares	$ 1.62
Number of restricted shares, Vested | shares	(1,609)
Weighted average grant date fair value, Vested | $ / shares	$ 34
Number of restricted shares, Forfeited | shares	(6,581)
Weighted average grant date fair value, Forfeited | $ / shares	$ 6.49
Number of restricted shares, ending balance | shares	305,036
Weighted average grant date fair value, ending balance | $ / shares	$ 3.06